PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 50.4%
United States Treasury Bonds : 2.1%
1,295,000
3.000
%,
02/15/2049 $ 1,048,798
0.5
3,156,000
(1)
4.625
%,
05/15/2044 3,345,853
1.6
4,394,651
2.1
United States Treasury Inflation Indexed Bonds :
19.1%
2,621,664
0.125
%,
02/15/2051 1,657,765
0.8
2,920,817
0.125
%,
02/15/2052 1,819,377
0.8
2,605,927
0.250
%,
02/15/2050 1,731,997
0.8
2,626,733
0.625
%,
02/15/2043 2,110,792
1.0
3,375,207
0.750
%,
02/15/2042 2,816,278
1.3
4,040,583
(1)
0.750
%,
02/15/2045 3,233,462
1.5
2,625,585
0.875
%,
02/15/2047 2,110,744
1.0
1,951,396
1.000
%,
02/15/2046 1,627,854
0.8
1,721,952
1.000
%,
02/15/2048 1,416,450
0.7
737,488
1.000
%,
02/15/2049 602,333
0.3
3,515,760
(1)
1.375
%,
02/15/2044 3,209,997
1.5
2,875,523
1.500
%,
02/15/2053 2,602,486
1.2
938,381
1.750
%,
01/15/2028 946,243
0.4
1,289,797
2.125
%,
02/15/2040 1,347,191
0.6
2,032,379
2.125
%,
02/15/2041 2,128,557
1.0
2,818,420
2.125
%,
02/15/2054 2,933,623
1.4
1,150,041
2.500
%,
01/15/2029 1,199,737
0.6
1,098,677
3.375
%,
04/15/2032 1,241,783
0.6
2,631,220
3.625
%,
04/15/2028 2,820,499
1.3
2,961,850
3.875
%,
04/15/2029 3,269,869
1.5
40,827,037
19.1
United States Treasury Inflation Indexed Notes :
29.2%
2,539,476
0.125
%,
07/15/2030 2,362,309
1.1
4,198,843
0.125
%,
01/15/2031 3,859,699
1.8
7,258,530
0.125
%,
07/15/2031 6,642,919
3.1
7,925,810
(1)
0.125
%,
01/15/2032 7,166,502
3.4
8,097,624
0.625
%,
07/15/2032 7,585,561
3.5
307,000
0.750
%,
07/15/2028 300,265
0.1
629,073
0.875
%,
01/15/2029 614,299
0.3
8,162,416
1.125
%,
01/15/2033 7,879,337
3.7
1,551,987
1.250
%,
04/15/2028 1,537,716
0.7
7,847,789
1.375
%,
07/15/2033 7,739,864
3.6
8,273,057
1.750
%,
01/15/2034 8,369,242
3.9
5,062,171
1.875
%,
07/15/2034 5,187,990
2.4
3,218,552
2.125
%,
04/15/2029 3,308,849
1.6
62,554,552
29.2
Total U.S. Treasury
Obligations
(Cost $111,509,423)
107,776,240
50.4
CORPORATE BONDS/NOTES : 23.6%
Basic Materials : 0.7%
400,000
(2)
Anglo American
Capital PLC, 2.625%,
09/10/2030 356,662
0.2
467,000
(2)
Anglo American
Capital PLC, 4.500%,
03/15/2028 466,542
0.2
200,000
(2)
Anglo American
Capital PLC, 5.625%,
04/01/2030 208,270
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
65,000
(2)
Glencore Funding LLC,
3.875%,
10/27/2027 $ 64,109
0.0
271,000
(2)
Glencore Funding LLC,
5.371%,
04/04/2029 280,284
0.1
43,000
(2)
Glencore Funding LLC,
6.125%,
10/06/2028 45,588
0.0
63,000
(2)
Glencore Funding LLC,
6.375%,
10/06/2030 68,526
0.1
1,489,981
0.7
Communications : 1.6%
25,000  Amazon.com, Inc.,
2.500%,
06/03/2050 16,537
0.0
220,000  Amazon.com, Inc.,
4.100%,
04/13/2062 190,112
0.1
90,000  AT&T, Inc., 3.500%,
09/15/2053 66,174
0.0
345,000  AT&T, Inc., 3.650%,
09/15/2059 250,529
0.1
4,000  AT&T, Inc., 3.800%,
12/01/2057 3,031
0.0
57,000  AT&T, Inc., 3.850%,
06/01/2060 43,194
0.0
175,000  AT&T, Inc., 4.500%,
03/09/2048 155,275
0.1
198,000  AT&T, Inc., 5.700%,
03/01/2057 204,366
0.1
43,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.850%,
04/01/2061 26,395
0.0
129,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 84,638
0.1
76,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.950%,
06/30/2062 46,970
0.0
137,000  Comcast Corp.,
2.937%,
11/01/2056 89,622
0.1
153,000  Comcast Corp.,
2.987%,
11/01/2063 97,203
0.1
55,000  Comcast Corp.,
5.650%,
06/01/2054 58,779
0.0
160,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 171,033
0.1
231,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 253,411
0.1
16,000  Paramount Global,
4.950%,
05/19/2050 12,259
0.0
21,000  Paramount Global,
5.250%,
04/01/2044 16,803
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
82,000  Rogers
Communications, Inc.,
5.300%,
02/15/2034 $ 83,454
0.1
258,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 254,942
0.1
206,000  T-Mobile USA, Inc.,
4.800%,
07/15/2028 209,976
0.1
279,000  T-Mobile USA, Inc.,
5.050%,
07/15/2033 286,102
0.1
45,000  Uber Technologies, Inc.,
4.800%,
09/15/2034 44,966
0.0
15,000  Uber Technologies, Inc.,
5.350%,
09/15/2054 14,886
0.0
75,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 64,000
0.0
67,000  Verizon
Communications, Inc.,
2.100%,
03/22/2028 62,528
0.0
29,000  Verizon
Communications, Inc.,
4.016%,
12/03/2029 28,584
0.0
98,000  Verizon
Communications, Inc.,
4.272%,
01/15/2036 93,696
0.1
152,000
(2)
Verizon
Communications, Inc.,
4.780%,
02/15/2035 151,843
0.1
270,000  Verizon
Communications, Inc.,
5.050%,
05/09/2033 278,757
0.1
3,360,065
1.6
Consumer, Cyclical : 0.4%
525,000  Lowe's Cos., Inc.,
1.700%,
09/15/2028 478,445
0.2
91,000  Lowe's Cos., Inc.,
1.700%,
10/15/2030 78,317
0.0
14,454
(2)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 14,644
0.0
154,000  NIKE, Inc., 3.375%,
03/27/2050 121,555
0.1
80,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 81,311
0.1
774,272
0.4
Consumer, Non-cyclical : 3.2%
313,000  AbbVie, Inc., 4.500%,
05/14/2035 312,128
0.2
109,000  AbbVie, Inc., 5.050%,
03/15/2034 113,894
0.1
209,000  Altria Group, Inc.,
3.700%,
02/04/2051 154,354
0.1
110,000  Altria Group, Inc.,
4.800%,
02/14/2029 111,405
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
160,000  Altria Group, Inc.,
6.200%,
11/01/2028 $ 170,458
0.1
76,000  Altria Group, Inc.,
6.875%,
11/01/2033 85,888
0.0
97,000  Amgen, Inc., 2.770%,
09/01/2053 63,130
0.0
82,000  Amgen, Inc., 4.200%,
02/22/2052 69,874
0.0
453,000  Amgen, Inc., 5.150%,
03/02/2028 466,593
0.2
154,000  Amgen, Inc., 5.750%,
03/02/2063 162,681
0.1
181,000  BAT Capital Corp.,
4.540%,
08/15/2047 152,986
0.1
33,000  BAT Capital Corp.,
4.758%,
09/06/2049 28,499
0.0
60,000  BAT Capital Corp.,
5.650%,
03/16/2052 58,618
0.0
241,000  BAT Capital Corp.,
7.081%,
08/02/2053 279,866
0.1
463,000  BAT International
Finance PLC, 4.448%,
03/16/2028 463,427
0.2
84,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 85,110
0.0
150,000  BHSH System
Obligated Group 19A,
3.487%,
07/15/2049 119,010
0.1
26,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 27,232
0.0
48,000  Coca-Cola Co., 5.400%,
05/13/2064 51,422
0.0
225,000  CommonSpirit Health,
2.782%,
10/01/2030 204,942
0.1
150,000  CommonSpirit Health,
3.817%,
10/01/2049 121,791
0.1
212,000  CVS Health Corp.,
5.000%,
01/30/2029 216,522
0.1
71,000  Elevance Health, Inc.,
6.100%,
10/15/2052 78,944
0.0
10,000  Eli Lilly & Co., 5.200%,
08/14/2064 10,330
0.0
300,000  Franciscan Missionaries
of Our Lady Health
System, Inc. B,
3.914%,
07/01/2049 249,195
0.1
101,000
(2)
Gartner, Inc., 3.625%,
06/15/2029 96,486
0.1
576,000
(2)
Gartner, Inc., 4.500%,
07/01/2028 570,594
0.3
343,000  Gilead Sciences, Inc.,
1.650%,
10/01/2030 296,248
0.1
23,000  Global Payments, Inc.,
3.200%,
08/15/2029 21,555
0.0
59,000  Global Payments, Inc.,
4.950%,
08/15/2027 59,992
0.0
97,000  HCA, Inc., 3.500%,
09/01/2030 91,439
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
625,000  HCA, Inc., 5.200%,
06/01/2028 $ 641,566
0.3
139,000  HCA, Inc., 5.450%,
04/01/2031 144,871
0.1
146,000  Humana, Inc., 1.350%,
02/03/2027 136,474
0.1
19,000  Humana, Inc., 3.950%,
03/15/2027 18,845
0.0
150,000  Kaiser Foundation
Hospitals 2021,
3.002%,
06/01/2051 107,648
0.1
40,000  Moody's Corp., 4.250%,
02/01/2029 40,228
0.0
175,000  Mount Nittany Medical
Center Obligated
Group 2022, 3.799%,
11/15/2052 139,984
0.1
64,000  Pfizer, Inc., 2.700%,
05/28/2050 44,389
0.0
5,000  Shire Acquisitions
Investments Ireland
DAC, 3.200%,
09/23/2026 4,924
0.0
157,000
(2)
Solventum Corp.,
5.450%,
02/25/2027 160,263
0.1
64,000
(2)
Solventum Corp.,
6.000%,
05/15/2064 66,139
0.0
38,000  Thermo Fisher
Scientific, Inc., 5.086%,
08/10/2033 39,766
0.0
96,000  UnitedHealth Group,
Inc., 4.750%,
05/15/2052 91,615
0.1
65,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 64,604
0.0
84,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 87,905
0.0
77,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 83,190
0.0
6,867,024
3.2
Energy : 4.5%
82,000  Apache Corp., 4.250%,
01/15/2030 78,984
0.0
6,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 6,133
0.0
288,000
(2)
Cameron LNG LLC,
3.402%,
01/15/2038 246,415
0.1
893,000  Cheniere Corpus Christi
Holdings LLC, 5.125%,
06/30/2027 907,921
0.4
115,000  Cheniere Energy
Partners L.P., 4.000%,
03/01/2031 108,917
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
108,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 $ 106,591
0.1
162,000  Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 171,533
0.1
261,000
(2)
Cheniere Energy, Inc.,
5.650%,
04/15/2034 270,239
0.1
20,000  Chevron Corp., 3.078%,
05/11/2050 14,656
0.0
64,000  Devon Energy Corp.,
4.500%,
01/15/2030 63,457
0.0
24,000  Devon Energy Corp.,
5.250%,
10/15/2027 24,117
0.0
1,143,000  Diamondback
Energy, Inc., 3.125%,
03/24/2031 1,042,632
0.5
615,000  Diamondback
Energy, Inc., 3.250%,
12/01/2026 602,199
0.3
1,397,000  Diamondback
Energy, Inc., 3.500%,
12/01/2029 1,329,231
0.6
152,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 153,324
0.1
37,000  Energy Transfer L.P.,
4.950%,
05/15/2028 37,566
0.0
101,000  Energy Transfer L.P.,
5.000%,
05/15/2050 91,308
0.0
265,000  Energy Transfer L.P.,
5.500%,
06/01/2027 271,825
0.1
124,000  Energy Transfer L.P.,
6.050%,
09/01/2054 128,543
0.1
106,000  Energy Transfer L.P.,
6.250%,
04/15/2049 111,530
0.1
35,000  EnLink Midstream LLC,
5.650%,
09/01/2034 36,194
0.0
194,000
(2)
EQT Corp., 3.625%,
05/15/2031 178,207
0.1
1,083,000  EQT Corp., 3.900%,
10/01/2027 1,065,041
0.5
235,000  EQT Corp., 5.700%,
04/01/2028 243,335
0.1
18,000  EQT Corp., 7.000%,
02/01/2030 19,665
0.0
156,000  Exxon Mobil Corp.,
3.452%,
04/15/2051 120,978
0.1
7,000  Kinder Morgan, Inc.,
3.600%,
02/15/2051 5,068
0.0
154,000  Kinder Morgan, Inc.,
5.000%,
02/01/2029 157,357
0.1
106,000
(2)
NGPL PipeCo LLC,
3.250%,
07/15/2031 94,335
0.1
32,000  Northwest Pipeline LLC,
4.000%,
04/01/2027 31,678
0.0
200,000
(3)
Project Grange,
6.500%,
03/20/2045 200,000
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
908,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 $ 903,388
0.4
73,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 73,970
0.0
60,000
(2)
South Bow USA
Infrastructure Holdings
LLC, 4.911%,
09/01/2027 60,474
0.0
35,000
(2)
South Bow USA
Infrastructure Holdings
LLC, 5.026%,
10/01/2029 35,107
0.0
24,000  Targa Resources Corp.,
4.950%,
04/15/2052 21,623
0.0
209,000  Targa Resources Corp.,
5.200%,
07/01/2027 213,864
0.1
33,000  Targa Resources Corp.,
6.500%,
02/15/2053 36,656
0.0
29,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.000%,
01/15/2032 27,312
0.0
153,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 151,974
0.1
222,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.000%,
01/15/2028 222,126
0.1
34,000
(2)
Texas Eastern
Transmission L.P.,
3.500%,
01/15/2028 32,936
0.0
24,000  Transcontinental Gas
Pipe Line Co. LLC,
4.000%,
03/15/2028 23,689
0.0
9,722,098
4.5
Financial : 7.6%
60,000
(4)
American Express Co.,
5.043%,
07/26/2028 61,315
0.0
33,000  American Tower Corp.,
2.300%,
09/15/2031 28,412
0.0
268,000  American Tower Corp.,
3.550%,
07/15/2027 262,481
0.1
219,000  American Tower Corp.,
3.800%,
08/15/2029 213,141
0.1
23,000  American Tower Corp.,
4.050%,
03/15/2032 22,096
0.0
110,000  American Tower Corp.,
5.200%,
02/15/2029 113,647
0.1
18,000  American Tower Corp.,
5.800%,
11/15/2028 18,918
0.0
90,000
(4)
Associated Banc-Corp.,
6.455%,
08/29/2030 92,554
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
29,000
(4)
Bank of America Corp.,
2.972%,
07/21/2052 $ 20,607
0.0
97,000
(4)
Bank of America Corp.,
3.705%,
04/24/2028 95,608
0.0
91,000
(4)
Bank of America Corp.,
5.468%,
01/23/2035 95,731
0.0
109,000
(4)
Bank of America
Corp., MTN, 2.831%,
10/24/2051 75,417
0.0
185,000
(4)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 165,757
0.1
29,000
(4)
Bank of America
Corp., MTN, 4.083%,
03/20/2051 25,219
0.0
36,000
(4)
Citigroup, Inc., 2.520%,
11/03/2032 31,256
0.0
120,000
(4)
Citigroup, Inc., 3.980%,
03/20/2030 117,556
0.1
56,000
(4)
Citigroup, Inc., 4.910%,
05/24/2033 56,466
0.0
145,000
(4)
Citigroup, Inc., 5.449%,
06/11/2035 151,300
0.1
181,000
(4)
Citigroup, Inc. VAR,
3.070%,
02/24/2028 175,943
0.1
29,000  Crown Castle, Inc.,
2.100%,
04/01/2031 24,815
0.0
112,000  Crown Castle, Inc.,
2.250%,
01/15/2031 97,165
0.1
37,000  Crown Castle, Inc.,
2.500%,
07/15/2031 32,222
0.0
91,000  Crown Castle, Inc.,
3.650%,
09/01/2027 89,219
0.0
221,000  Equinix , Inc., 2.000%,
05/15/2028 203,854
0.1
100,000  Equinix , Inc., 2.150%,
07/15/2030 88,415
0.0
36,000  Equinix , Inc., 2.500%,
05/15/2031 31,817
0.0
72,000  Equinix , Inc., 3.200%,
11/18/2029 67,981
0.0
173,000  Equinix , Inc., 3.900%,
04/15/2032 165,710
0.1
394,000  GLP Capital L.P. /
GLP Financing II, Inc.,
3.250%,
01/15/2032 348,893
0.2
459,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.300%,
01/15/2029 467,183
0.2
135,000  GLP Capital L.P. /
GLP Financing II, Inc.,
6.250%,
09/15/2054 142,777
0.1
338,000
(4)
Goldman Sachs
Group, Inc., 1.948%,
10/21/2027 322,262
0.2
450,000
(4)
Goldman Sachs
Group, Inc., 2.650%,
10/21/2032 395,481
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
6,000
(4)
Goldman Sachs
Group, Inc., 2.908%,
07/21/2042 $ 4,564
0.0
477,000
(4)
Goldman Sachs
Group, Inc., 3.102%,
02/24/2033 429,311
0.2
29,000
(4)
Goldman Sachs
Group, Inc., 3.210%,
04/22/2042 23,139
0.0
27,000
(4)
Goldman Sachs
Group, Inc., 4.411%,
04/23/2039 25,467
0.0
443,000
(4)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 454,662
0.2
451,000
(4)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 467,361
0.2
403,000
(4)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 423,623
0.2
169,000
(4)
Goldman Sachs
Group, Inc., 5.851%,
04/25/2035 181,661
0.1
91,000
(4)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 98,012
0.1
397,000
(4)
JPMorgan Chase & Co.,
1.953%,
02/04/2032 341,275
0.2
51,000
(4)
JPMorgan Chase & Co.,
2.522%,
04/22/2031 46,345
0.0
25,000
(4)
JPMorgan Chase & Co.,
3.109%,
04/22/2051 18,487
0.0
214,000
(4)
JPMorgan Chase & Co.,
3.328%,
04/22/2052 165,107
0.1
15,000
(4)
JPMorgan Chase & Co.,
3.964%,
11/15/2048 12,964
0.0
115,000
(4)
JPMorgan Chase & Co.,
4.979%,
07/22/2028 117,261
0.1
609,000
(4)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 626,335
0.3
171,000
(4)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 175,416
0.1
172,000
(4)
JPMorgan Chase & Co.,
5.294%,
07/22/2035 179,453
0.1
105,000
(4)
JPMorgan Chase & Co.,
5.336%,
01/23/2035 109,791
0.1
164,000
(4)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 169,117
0.1
69,000
(4)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 72,437
0.0
264,000
(4)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 284,596
0.1
294,000
(4)
JPMorgan Chase & Co.,
6.087%,
10/23/2029 313,479
0.2
57,000  Marsh & McLennan
Cos., Inc., 5.450%,
03/15/2054 59,192
0.0
32,000  Mastercard , Inc.,
3.850%,
03/26/2050 27,089
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
714,000
(4)
Morgan Stanley,
2.943%,
01/21/2033 $ 637,983
0.3
951,000
(4)
Morgan Stanley,
5.042%,
07/19/2030 977,503
0.5
70,000
(4)
Morgan Stanley,
5.173%,
01/16/2030 72,177
0.0
589,000
(4)
Morgan Stanley,
5.320%,
07/19/2035 611,864
0.3
266,000
(4)
Morgan Stanley,
5.449%,
07/20/2029 276,475
0.1
197,000
(4)
Morgan Stanley,
5.656%,
04/18/2030 207,273
0.1
330,000
(4)
Morgan Stanley,
5.831%,
04/19/2035 354,599
0.2
60,000
(4)
Morgan Stanley, GMTN,
2.239%,
07/21/2032 51,675
0.0
123,000
(4)
Morgan Stanley, GMTN,
2.699%,
01/22/2031 112,705
0.1
55,000
(4)
Morgan Stanley, MTN,
1.794%,
02/13/2032 46,572
0.0
52,000
(4)
Morgan Stanley, MTN,
2.511%,
10/20/2032 45,406
0.0
245,000
(4)
Morgan Stanley, MTN,
3.622%,
04/01/2031 235,312
0.1
693,000
(4)
Morgan Stanley, MTN,
5.164%,
04/20/2029 712,524
0.3
66,000  National Retail
Properties, Inc.,
3.000%,
04/15/2052 43,810
0.0
10,000
(2)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
01/15/2035 10,231
0.0
1,212,000  VICI Properties L.P.,
4.750%,
02/15/2028 1,217,662
0.6
206,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.750%,
02/15/2027 201,085
0.1
194,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.875%,
02/15/2029 185,965
0.1
180,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.125%,
08/15/2030 171,079
0.1
190,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.250%,
12/01/2026 188,293
0.1
181,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.625%,
12/01/2029 177,713
0.1
47,000  Visa, Inc., 2.000%,
08/15/2050 28,473
0.0
101,000
(4)
Wells Fargo & Co.,
5.499%,
01/23/2035 105,916
0.1
24,000
(4)
Wells Fargo & Co.,
6.491%,
10/23/2034 26,829
0.0
95,000
(4)
Wells Fargo & Co.,
MTN, 4.611%,
04/25/2053 87,891
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
29,000
(4)
Wells Fargo & Co.,
MTN, 5.013%,
04/04/2051 $ 28,454
0.0
197,000
(4)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 205,006
0.1
16,147,837
7.6
Industrial : 1.5%
652,000
(2)
BAE Systems
Holdings, Inc., 3.850%,
12/15/2025 645,506
0.3
13,000  Berry Global, Inc.,
5.500%,
04/15/2028 13,329
0.0
9,000  Boeing Co., 5.930%,
05/01/2060 8,629
0.0
42,000
(2)
Boeing Co., 6.858%,
05/01/2054 46,130
0.0
176,000  Burlington Northern
Santa Fe LLC, 3.300%,
09/15/2051 133,334
0.1
9,000  Burlington Northern
Santa Fe LLC, 5.500%,
03/15/2055 9,716
0.0
57,000  Caterpillar, Inc.,
3.250%,
09/19/2049 43,816
0.0
20,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 20,595
0.0
87,000  CSX Corp., 4.900%,
03/15/2055 85,586
0.0
5,000  GATX Corp., 6.050%,
06/05/2054 5,411
0.0
67,000  Honeywell International,
Inc., 5.250%,
03/01/2054 69,931
0.0
28,000  Honeywell International,
Inc., 5.350%,
03/01/2064 29,541
0.0
244,000  L3Harris Technologies,
Inc., 3.850%,
12/15/2026 242,445
0.1
276,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 284,426
0.1
9,000  L3Harris Technologies,
Inc., 5.250%,
06/01/2031 9,372
0.0
302,000  L3Harris Technologies,
Inc., 5.400%,
01/15/2027 310,023
0.2
52,000  L3Harris Technologies,
Inc., 5.600%,
07/31/2053 54,814
0.0
7,000  Lockheed Martin Corp.,
4.450%,
05/15/2028 7,116
0.0
9,000  Norfolk Southern Corp.,
3.050%,
05/15/2050 6,349
0.0
156,000  Norfolk Southern Corp.,
3.155%,
05/15/2055 108,250
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
114,000  Northrop Grumman
Corp., 4.700%,
03/15/2033 $ 115,746
0.1
117,000  Northrop Grumman
Corp., 5.200%,
06/01/2054 119,246
0.1
21,000  Raytheon Technologies
Corp., 2.820%,
09/01/2051 14,061
0.0
37,000  Raytheon Technologies
Corp., 3.125%,
07/01/2050 26,527
0.0
32,000  RTX Corp., 5.400%,
05/01/2035 33,826
0.0
212,000  RTX Corp., 5.750%,
01/15/2029 224,754
0.1
361,000  RTX Corp., 6.100%,
03/15/2034 398,678
0.2
28,000  Union Pacific Corp.,
2.950%,
03/10/2052 19,716
0.0
9,000  Union Pacific Corp.,
3.500%,
02/14/2053 7,019
0.0
168,000  Union Pacific Corp.,
4.500%,
01/20/2033 169,936
0.1
3,263,828
1.5
Technology : 0.8%
75,000  Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 69,891
0.0
224,000  Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.500%,
01/15/2028 218,950
0.1
59,000
(2)
Broadcom, Inc.,
3.137%,
11/15/2035 50,476
0.0
41,000  Broadcom, Inc.,
4.150%,
11/15/2030 40,503
0.0
90,000  Broadcom, Inc.,
5.050%,
07/12/2029 92,743
0.1
65,000  Broadcom, Inc.,
5.150%,
11/15/2031 67,482
0.0
27,000  Dell International LLC
/ EMC Corp., 3.450%,
12/15/2051 19,809
0.0
200,000
(2)
Foundry JV Holdco
LLC, 6.150%,
01/25/2032 208,170
0.1
9,000  Hewlett Packard
Enterprise Co., 5.250%,
07/01/2028 9,284
0.0
105,000  Intel Corp., 3.100%,
02/15/2060 63,917
0.0
20,000  KLA Corp., 4.650%,
07/15/2032 20,475
0.0
67,000  KLA Corp., 5.250%,
07/15/2062 69,022
0.0
30,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.500%,
05/11/2031 26,255
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
138,000  Oracle Corp., 3.850%,
07/15/2036 $ 124,858
0.1
36,000  Oracle Corp., 3.850%,
04/01/2060 27,131
0.0
27,000  Oracle Corp., 4.100%,
03/25/2061 21,256
0.0
339,000  Oracle Corp., 4.375%,
05/15/2055 289,565
0.2
134,000  Oracle Corp., 5.500%,
09/27/2064 133,592
0.1
13,000  Texas Instruments, Inc.,
4.100%,
08/16/2052 11,308
0.0
21,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 21,090
0.0
5,000  Texas Instruments, Inc.,
5.150%,
02/08/2054 5,143
0.0
200,000  TSMC Arizona Corp.,
4.250%,
04/22/2032 199,500
0.1
1,790,420
0.8
Utilities : 3.3%
17,000  AEP Texas, Inc.,
3.450%,
05/15/2051 12,181
0.0
82,000  AEP Texas, Inc.,
5.250%,
05/15/2052 80,240
0.1
59,000  AEP Texas, Inc.,
5.700%,
05/15/2034 62,041
0.0
97,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 100,575
0.1
49,000  AEP Transmission
Co. LLC, 5.400%,
03/15/2053 50,843
0.0
318,000  AEP Transmission
Co. LLC N, 2.750%,
08/15/2051 210,340
0.1
48,000  Alabama Power Co.,
3.000%,
03/15/2052 33,769
0.0
146,000  Alabama Power Co.,
3.125%,
07/15/2051 104,344
0.1
136,000  Baltimore Gas and
Electric Co., 4.550%,
06/01/2052 123,006
0.1
7,000  Baltimore Gas and
Electric Co., 5.650%,
06/01/2054 7,540
0.0
13,000  CenterPoint Energy
Resources Corp.,
1.750%,
10/01/2030 11,187
0.0
73,000  CenterPoint Energy
Resources Corp.,
5.250%,
03/01/2028 75,407
0.0
20,000  Dominion Energy South
Carolina, Inc., 6.250%,
10/15/2053 23,349
0.0
64,000  Duke Energy Carolinas
LLC, 2.450%,
02/01/2030 58,641
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
45,000  Duke Energy Carolinas
LLC, 3.200%,
08/15/2049 $ 32,710
0.0
71,000  Duke Energy Carolinas
LLC, 3.450%,
04/15/2051 53,971
0.0
36,000  Duke Energy Carolinas
LLC, 3.550%,
03/15/2052 27,776
0.0
117,000  Duke Energy Carolinas
LLC, 4.950%,
01/15/2033 120,676
0.1
62,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 64,068
0.0
31,000  Duke Energy Carolinas
LLC, 5.400%,
01/15/2054 32,303
0.0
44,000  Duke Energy Corp.,
3.950%,
08/15/2047 35,785
0.0
52,000  Duke Energy Corp.,
5.000%,
08/15/2052 49,281
0.0
164,000  Duke Energy Florida
LLC, 1.750%,
06/15/2030 143,640
0.1
14,000  Duke Energy Florida
LLC, 3.400%,
10/01/2046 10,818
0.0
188,000  Duke Energy Florida
LLC, 3.800%,
07/15/2028 186,414
0.1
60,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 66,436
0.0
82,000  Duke Energy Florida
LLC, 6.200%,
11/15/2053 94,364
0.1
38,000  Duke Energy Ohio, Inc.,
3.650%,
02/01/2029 37,224
0.0
9,000  Duke Energy Ohio, Inc.,
5.550%,
03/15/2054 9,419
0.0
191,000  Duke Energy Progress
LLC, 2.900%,
08/15/2051 130,343
0.1
60,000  Duke Energy Progress
LLC, 5.250%,
03/15/2033 62,986
0.0
90,000  Duke Energy Progress
LLC, 5.350%,
03/15/2053 93,270
0.1
72,000  Edison International,
5.450%,
06/15/2029 74,809
0.0
211,000  Edison International,
5.750%,
06/15/2027 217,812
0.1
144,000  Edison International,
6.950%,
11/15/2029 158,804
0.1
605,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 599,130
0.3
232,000  FirstEnergy Corp. C,
3.400%,
03/01/2050 170,199
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
290,000
(2)
FirstEnergy
Transmission LLC,
4.550%,
04/01/2049 $ 261,181
0.1
44,000
(2)
FirstEnergy
Transmission LLC,
5.000%,
01/15/2035 44,700
0.0
224,000  Florida Power &
Light Co., 2.875%,
12/04/2051 155,221
0.1
35,000  Florida Power &
Light Co., 3.150%,
10/01/2049 25,750
0.0
30,000  Florida Power &
Light Co., 3.950%,
03/01/2048 25,797
0.0
100,000  Florida Power &
Light Co., 5.600%,
06/15/2054 109,181
0.1
37,000  Georgia Power Co.,
4.950%,
05/17/2033 38,049
0.0
154,000  Georgia Power Co.,
5.250%,
03/15/2034 161,516
0.1
10,000  Interstate Power and
Light Co., 5.450%,
09/30/2054 10,351
0.0
72,000  Johnsonville
Aeroderivative
Combustion Turbine
Generation LLC,
5.078%,
10/01/2054 73,150
0.0
138,000  MidAmerican
Energy Co., 5.300%,
02/01/2055 142,869
0.1
15,000  MidAmerican
Energy Co., 5.850%,
09/15/2054 16,722
0.0
75,000  NiSource, Inc., 1.700%,
02/15/2031 63,360
0.0
65,000  NiSource, Inc., 5.200%,
07/01/2029 67,335
0.0
48,000  Northern States
Power Co., 5.400%,
03/15/2054 50,747
0.0
63,000  Ohio Power Co.,
5.000%,
06/01/2033 64,134
0.0
66,000  Ohio Power Co.,
5.650%,
06/01/2034 69,797
0.0
63,000  Ohio Power Co. R,
2.900%,
10/01/2051 41,474
0.0
32,000  ONE Gas, Inc., 2.000%,
05/15/2030 28,419
0.0
100,000  Pacific Gas and
Electric Co., 3.950%,
12/01/2047 78,829
0.1
239,000  Pacific Gas and
Electric Co., 5.800%,
05/15/2034 252,689
0.1
20,000  Pacific Gas and
Electric Co., 5.900%,
10/01/2054 20,738
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
79,000  Pacific Gas and
Electric Co., 6.400%,
06/15/2033 $ 86,382
0.1
25,000  Pacific Gas and
Electric Co., 6.750%,
01/15/2053 28,525
0.0
192,000  PECO Energy Co.,
2.850%,
09/15/2051 130,362
0.1
9,000  PECO Energy Co.,
4.375%,
08/15/2052 8,110
0.0
20,000  PECO Energy Co.,
5.250%,
09/15/2054 20,695
0.0
65,000  Piedmont Natural Gas
Co., Inc., 3.500%,
06/01/2029 62,900
0.0
50,000  PPL Capital Funding,
Inc., 5.250%,
09/01/2034 51,515
0.0
63,000  Public Service Electric
and Gas Co., MTN,
2.050%,
08/01/2050 36,884
0.0
15,000  Public Service Electric
and Gas Co., MTN,
5.450%,
03/01/2054 15,943
0.0
63,000  San Diego Gas &
Electric Co. UUU,
3.320%,
04/15/2050 46,471
0.0
20,000  Southern California
Edison Co., 3.650%,
02/01/2050 15,583
0.0
32,000  Southern California
Edison Co., 5.150%,
06/01/2029 33,212
0.0
335,000  Southern California
Edison Co., 5.300%,
03/01/2028 346,658
0.2
192,000  Southern California
Edison Co., 5.650%,
10/01/2028 201,858
0.1
24,000  Southern California
Edison Co., 5.750%,
04/15/2054 25,698
0.0
87,000  Southern California
Edison Co., 5.875%,
12/01/2053 94,494
0.1
170,000  Southern Co., 4.850%,
03/15/2035 171,456
0.1
8,000  Spire Missouri, Inc.,
4.800%,
02/15/2033 8,148
0.0
35,000  Virginia Electric and
Power Co., 5.550%,
08/15/2054 36,826
0.0
385,000
(2)
Vistra Operations
Co. LLC, 6.000%,
04/15/2034 411,739
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
25,000  Wisconsin Electric
Power Co., 5.050%,
10/01/2054 $ 24,860
0.0
7,086,029
3.3
Total Corporate Bonds/
Notes
(Cost $49,398,388)
50,501,554
23.6
U.S. GOVERNMENT AGENCY OBLIGATIONS : 13.0%
Government National Mortgage Association : 2.3%
86,148
2.000
%,
11/20/2050 73,187
0.0
176,702
2.000
%,
01/20/2051 150,042
0.1
129,972
2.000
%,
02/20/2051 110,337
0.1
586,000
(5)
2.000
%,
10/20/2054 496,955
0.2
578,225
2.500
%,
06/20/2052 509,771
0.2
422,400
(5)
2.500
%,
10/20/2054 372,323
0.2
105,082
3.000
%,
12/20/2051 95,897
0.0
621,000
(5)
3.000
%,
10/20/2054 566,371
0.3
525,000
(5)
3.500
%,
10/20/2054 493,292
0.2
195,423
4.000
%,
09/20/2048 191,092
0.1
199,000
(5)
4.000
%,
10/20/2054 192,418
0.1
146,064
4.500
%,
08/20/2048 146,112
0.1
203,000
(5)
4.500
%,
10/20/2054 200,467
0.1
372,000
(5)
5.000
%,
10/20/2054 372,654
0.2
384,000
(5)
5.500
%,
10/20/2054 387,758
0.2
33,000
(5)
6.000
%,
10/20/2054 33,564
0.0
290,000
(5)
6.000
%,
11/20/2054 294,766
0.1
200,000
(5)
6.500
%,
11/20/2054 204,502
0.1
4,891,508
2.3
Uniform Mortgage-Backed Securities : 10.7%
145,214
1.500
%,
04/01/2036 131,192
0.1
49,231
1.500
%,
05/01/2036 44,325
0.0
106,195
1.500
%,
06/01/2036 95,418
0.1
489,902
1.500
%,
11/01/2041 412,749
0.2
290,546
1.500
%,
12/01/2041 234,524
0.1
50,491
1.500
%,
10/01/2050 40,056
0.0
58,564
1.500
%,
10/01/2050 46,325
0.0
45,754
1.500
%,
11/01/2050 36,259
0.0
60,379
1.500
%,
03/01/2051 47,796
0.0
75,988
1.500
%,
03/01/2051 60,247
0.0
9,796
1.500
%,
05/01/2051 7,767
0.0
7,457
1.500
%,
06/01/2051 5,905
0.0
40,290
1.500
%,
10/01/2051 31,926
0.0
9,346
1.500
%,
11/01/2051 7,392
0.0
32,729
2.000
%,
09/01/2035 30,183
0.0
67,947
2.000
%,
01/01/2036 62,709
0.0
20,627
2.000
%,
02/01/2036 19,017
0.0
54,826
2.000
%,
02/01/2036 50,548
0.0
33,318
2.000
%,
03/01/2036 30,718
0.0
26,322
2.000
%,
04/01/2036 24,345
0.0
80,975
2.000
%,
05/01/2036 74,892
0.0
167,794
2.000
%,
05/01/2036 155,189
0.1
29,891
2.000
%,
07/01/2036 27,559
0.0
42,123
2.000
%,
11/01/2036 38,928
0.0
82,854
2.000
%,
02/01/2037 76,264
0.0
71,749
2.000
%,
03/01/2037 65,881
0.0
89,325
2.000
%,
03/01/2037 82,608
0.0
107,429
2.000
%,
03/01/2037 99,023
0.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
59,584
2.000
%,
04/01/2037 $ 54,856
0.0
473,005
2.000
%,
02/01/2042 411,455
0.2
126,440
2.000
%,
09/01/2050 105,267
0.1
228,190
2.000
%,
10/01/2050 190,330
0.1
1,373,823
2.000
%,
01/01/2051 1,145,458
0.5
282,319
2.000
%,
02/01/2051 235,214
0.1
253,173
2.000
%,
03/01/2051 210,111
0.1
86,793
2.000
%,
04/01/2051 73,080
0.0
125,354
2.000
%,
04/01/2051 105,548
0.1
202,748
2.000
%,
04/01/2051 170,898
0.1
36,293
2.000
%,
10/01/2051 30,120
0.0
47,878
2.000
%,
11/01/2051 40,389
0.0
122,966
2.000
%,
11/01/2051 103,831
0.1
142,801
2.000
%,
11/01/2051 118,377
0.1
223,627
2.000
%,
11/01/2051 188,647
0.1
254,728
2.000
%,
11/01/2051 214,473
0.1
54,669
2.000
%,
12/01/2051 45,342
0.0
412,533
2.000
%,
01/01/2052 347,299
0.2
161,189
2.000
%,
03/01/2052 135,867
0.1
230,618
2.000
%,
03/01/2052 194,104
0.1
506,160
2.500
%,
10/01/2036 476,810
0.2
18,208
2.500
%,
07/01/2050 15,983
0.0
61,387
2.500
%,
07/01/2050 54,196
0.0
118,394
2.500
%,
07/01/2050 104,110
0.1
119,944
2.500
%,
07/01/2050 105,472
0.1
122,218
2.500
%,
07/01/2050 107,473
0.1
30,803
2.500
%,
08/01/2050 27,086
0.0
100,359
2.500
%,
08/01/2050 88,250
0.1
120,355
2.500
%,
08/01/2050 105,834
0.1
69,430
2.500
%,
11/01/2050 61,483
0.0
19,530
2.500
%,
01/01/2051 17,166
0.0
62,691
2.500
%,
02/01/2051 54,949
0.0
103,542
2.500
%,
02/01/2051 91,351
0.1
10,066
2.500
%,
03/01/2051 8,816
0.0
5,538
2.500
%,
04/01/2051 4,854
0.0
10,893
2.500
%,
04/01/2051 9,541
0.0
2,762
2.500
%,
05/01/2051 2,425
0.0
5,938
2.500
%,
05/01/2051 5,203
0.0
84,438
2.500
%,
05/01/2051 75,035
0.0
98,017
2.500
%,
05/01/2051 85,976
0.1
9,294
2.500
%,
07/01/2051 8,146
0.0
3,332
2.500
%,
10/01/2051 2,918
0.0
33,538
2.500
%,
10/01/2051 29,320
0.0
82,291
2.500
%,
11/01/2051 72,358
0.0
978,403
2.500
%,
11/01/2051 857,935
0.4
25,702
2.500
%,
12/01/2051 22,506
0.0
1,014,122
2.500
%,
01/01/2052 889,256
0.4
273,666
3.000
%,
01/01/2036 263,880
0.1
223,132
3.000
%,
09/01/2050 204,948
0.1
50,923
3.000
%,
07/01/2051 46,581
0.0
214,917
3.000
%,
09/01/2051 195,170
0.1
64,473
3.000
%,
10/01/2051 58,527
0.0
116,830
3.000
%,
11/01/2051 105,635
0.1
51,965
3.000
%,
12/01/2051 47,296
0.0
6,785
3.000
%,
01/01/2052 6,140
0.0
25,162
3.000
%,
01/01/2052 22,807
0.0
37,512
3.000
%,
02/01/2052 34,384
0.0
873,033
3.000
%,
03/01/2052 795,228
0.4
33,549
3.000
%,
04/01/2052 30,605
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
54,793
3.000
%,
05/01/2052 $ 49,724
0.0
217,874
3.000
%,
08/01/2052 198,203
0.1
112,285
3.500
%,
05/01/2036 110,468
0.1
954,494
3.500
%,
09/01/2051 903,391
0.4
26,758
3.500
%,
05/01/2052 25,325
0.0
18,891
3.500
%,
06/01/2052 17,682
0.0
50,182
3.500
%,
06/01/2052 47,356
0.0
52,145
3.500
%,
06/01/2052 48,817
0.0
30,312
3.500
%,
07/01/2052 28,605
0.0
20,934
3.500
%,
08/01/2052 19,830
0.0
5,226
3.500
%,
09/01/2052 4,928
0.0
14,502
3.500
%,
09/01/2052 13,689
0.0
19,178
3.500
%,
09/01/2052 17,972
0.0
22,617
3.500
%,
09/01/2052 21,177
0.0
33,000
(5)
4.000
%,
10/01/2039 32,771
0.0
13,180
4.000
%,
01/01/2048 12,825
0.0
7,994
4.000
%,
04/01/2048 7,779
0.0
8,269
4.000
%,
08/01/2048 8,046
0.0
12,088
4.000
%,
09/01/2048 11,763
0.0
104,176
4.000
%,
03/01/2050 101,372
0.1
585,645
4.000
%,
04/01/2050 569,883
0.3
25,571
4.000
%,
07/01/2050 24,882
0.0
60,605
4.000
%,
07/01/2050 58,973
0.0
198,906
4.000
%,
05/01/2051 193,549
0.1
36,187
4.000
%,
04/01/2052 35,234
0.0
217,440
4.000
%,
05/01/2052 211,583
0.1
25,467
4.000
%,
06/01/2052 24,781
0.0
10,000
(5)
4.000
%,
10/01/2054 9,604
0.0
91,000
(5)
4.500
%,
10/01/2039 91,283
0.1
426,555
4.500
%,
03/01/2048 426,204
0.2
54,537
4.500
%,
03/01/2050 54,324
0.0
17,386
4.500
%,
07/01/2052 17,103
0.0
18,362
4.500
%,
07/01/2052 18,080
0.0
102,530
4.500
%,
07/01/2052 100,954
0.1
33,581
4.500
%,
08/01/2052 33,052
0.0
78,415
4.500
%,
08/01/2052 77,872
0.0
66,636
4.500
%,
11/01/2052 65,634
0.0
4,639
5.000
%,
07/01/2052 4,675
0.0
180,366
5.000
%,
07/01/2052 183,866
0.1
13,260
5.000
%,
08/01/2052 13,363
0.0
896
5.000
%,
09/01/2052 903
0.0
1,525
5.000
%,
10/01/2052 1,535
0.0
38,591
5.000
%,
11/01/2052 38,686
0.0
41,688
5.000
%,
12/01/2052 41,791
0.0
46,752
5.000
%,
12/01/2052 46,863
0.0
48,842
5.000
%,
12/01/2052 48,962
0.0
80,285
5.000
%,
12/01/2052 80,482
0.0
23,568
5.000
%,
01/01/2053 23,626
0.0
51,346
5.000
%,
01/01/2053 51,473
0.0
141,120
5.000
%,
01/01/2053 141,296
0.1
24,821
5.000
%,
02/01/2053 24,875
0.0
78,464
5.000
%,
04/01/2053 78,895
0.0
3,123,242
(5)
5.000
%,
10/01/2054 3,121,656
1.5
60,553
5.500
%,
01/01/2053 61,536
0.0
83,384
5.500
%,
01/01/2053 84,623
0.1
94,516
5.500
%,
01/01/2053 96,034
0.1
85,097
5.500
%,
03/01/2053 86,479
0.1
33,995
5.500
%,
05/01/2053 34,547
0.0
80,657
5.500
%,
05/01/2053 81,968
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
85,694
5.500
%,
05/01/2053 $ 87,086
0.1
97,631
5.500
%,
05/01/2053 99,217
0.1
98,699
5.500
%,
05/01/2053 100,303
0.1
73,299
5.500
%,
06/01/2053 74,490
0.0
1,646,672
(5)
5.500
%,
10/01/2054 1,665,997
0.8
44,177
6.000
%,
10/01/2052 45,432
0.0
52,503
6.000
%,
01/01/2053 53,803
0.0
72,294
6.000
%,
01/01/2053 74,105
0.0
46,902
6.000
%,
02/01/2053 48,060
0.0
38,775
6.000
%,
04/01/2053 39,848
0.0
61,594
6.000
%,
04/01/2053 63,348
0.0
44,247
6.000
%,
05/01/2053 45,508
0.0
52,897
6.000
%,
05/01/2053 54,378
0.0
82,062
6.000
%,
05/01/2053 84,401
0.0
82,975
6.000
%,
05/01/2053 85,243
0.1
63,436
6.000
%,
06/01/2053 65,243
0.0
101,246
6.000
%,
07/01/2053 104,136
0.1
126,400
(5)
6.000
%,
10/01/2054 129,204
0.1
105,572
6.500
%,
08/01/2053 109,516
0.1
19,973
6.500
%,
09/01/2053 20,753
0.0
57,764
6.500
%,
10/01/2053 59,922
0.0
33,359
6.500
%,
11/01/2053 34,606
0.0
133,622
6.500
%,
02/01/2054 138,521
0.1
179,274
6.500
%,
07/01/2054 185,197
0.1
31,000
(5)
6.500
%,
10/01/2054 31,963
0.0
92,700
(5)
6.500
%,
11/01/2054 95,529
0.1
22,994,725
10.7
Total U.S. Government
Agency Obligations
(Cost $28,910,267)
27,886,233
13.0
COMMERCIAL MORTGAGE-BACKED SECURITIES : 5.4%
270,000
(2)(4)
AREIT Ltd. 2024-CRE9
A, 6.769%, (TSFR1M +
1.686%),
05/17/2041 271,079
0.1
90,000
(2)(4)
BAMLL Trust 2024-
BHP A, 7.447%,
(TSFR1M + 2.350%),
08/15/2039 90,525
0.0
366,000  BANK 2019-BN23 A3,
2.920%,
12/15/2052 338,403
0.2
280,000
(4)
BANK 2022-BNK42
A5, 4.493%,
06/15/2055 278,213
0.1
300,000  Barclays Commercial
Mortgage Trust
2019-C3 B, 4.096%,
05/15/2052 280,788
0.1
280,000  Barclays Commercial
Mortgage Trust
2019-C4 B, 3.322%,
08/15/2052 236,669
0.1
240,000
(4)
BBCMS Mortgage Trust
2022-C16 A5, 4.600%,
06/15/2055 240,576
0.1
65,000
(2)(4)
BFLD Mortgage Trust
2024-VICT A, 6.987%,
(TSFR1M + 1.890%),
07/15/2041 65,129
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
105,000
(2)(4)
BX Commercial
Mortgage Trust 2024-
AIRC A, 6.788%,
(TSFR1M + 1.691%),
08/15/2039 $ 105,319
0.1
210,000
(2)(4)
BX Commercial
Mortgage Trust 2024-
KING A, 6.638%,
(TSFR1M + 1.541%),
05/15/2034 210,269
0.1
217,570
(2)(4)
BX Commercial
Mortgage Trust 2024-
MDHS A, 6.738%,
(TSFR1M + 1.641%),
05/15/2041 218,202
0.1
116,641
(2)(4)
BX Commercial
Mortgage Trust 2024-
XL4 D, 8.236%,
(TSFR1M + 3.140%),
02/15/2039 117,121
0.1
800,000
(2)(4)
BX Trust 2021-ARIA
A, 6.111%, (TSFR1M +
1.014%),
10/15/2036 796,000
0.4
210,000
(2)(4)
BX Trust 2024-VLT4
A, 6.588%, (TSFR1M +
1.491%),
07/15/2029 210,328
0.1
410,000  CD Mortgage Trust
2017-CD3 A4, 3.631%,
02/10/2050 389,500
0.2
500,000  CD Mortgage Trust
2017-CD6 A5, 3.456%,
11/13/2050 483,135
0.2
90,000
(2)(4)
COMM MORTGAGE
TRUST 2024-WCL1
A, 6.924%, (TSFR1M +
1.841%),
06/15/2041 89,815
0.0
30,000
(2)(4)
CONE Trust 2024-
DFW1 A, 6.738%,
(TSFR1M + 1.642%),
08/15/2041 30,053
0.0
205,000  CSAIL Commercial
Mortgage Trust 2015-
C3 A4, 3.718%,
08/15/2048 202,565
0.1
80,000
(2)
ELM Trust 2024-
ELM A10, 5.994%,
06/10/2039 81,878
0.0
80,000
(2)
ELM Trust 2024-
ELM A15, 5.994%,
06/10/2039 81,878
0.0
549,361
(2)(4)
ELP Commercial
Mortgage Trust 2021-
ELP A, 5.912%,
(TSFR1M + 0.815%),
11/15/2038 545,230
0.3
347,504
(2)(4)
Extended Stay America
Trust 2021-ESH A,
6.291%, (TSFR1M +
1.194%),
07/15/2038 347,350
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
980,000
(4)
Fannie Mae-Aces
2022-M10 A2, 2.002%,
01/25/2032 $ 845,975
0.4
1,760,000  Freddie Mac Multifamily
WI Certificates Series
WI-K146 K146 A2,
2.920%,
07/25/2032 1,623,522
0.8
1,000,000  GS Mortgage Securities
Trust 2016-GS2 A4,
3.050%,
05/10/2049 974,869
0.5
100,000
(2)(4)
GWT 2024-WLF2 A,
6.788%, (TSFR1M +
1.691%),
05/15/2041 100,174
0.0
600,000
(2)(4)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH A, 6.221%,
(TSFR1M + 1.124%),
06/15/2038 592,002
0.3
140,000
(2)(4)
LBA Trust 2024-BOLT
A, 6.688%, (TSFR1M +
1.591%),
06/15/2026 140,233
0.1
100,000
(2)(4)
MF1 2021-W10 A,
6.167%, (TSFR1M +
1.070%),
12/15/2034 98,800
0.0
215,000
(2)(4)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 6.497%,
(TSFR1M + 1.397%),
03/15/2039 213,729
0.1
250,000
(2)(4)
Taubman Centers
Commercial Mortgage
Trust 2022-DPM A,
7.283%, (TSFR1M +
2.186%),
05/15/2037 250,940
0.1
422,500  Wells Fargo
Commercial Mortgage
Trust 2015-C26 B,
3.783%,
02/15/2048 416,780
0.2
700,000  Wells Fargo
Commercial Mortgage
Trust 2017-C39 A5,
3.418%,
09/15/2050 675,677
0.3
Total Commercial
Mortgage-Backed
Securities
(Cost $12,069,102)
11,642,726
5.4
SOVEREIGN BONDS : 5.1%
BRL
1,500,000  Brazil Notas do Tesouro
Nacional Serie F NTNF,
10.000
%,
01/01/2029 262,199
0.1
BRL
7,600,000  Brazil Notas do Tesouro
Nacional Serie F NTNF,
10.000
%,
01/01/2035 1,250,828
0.6
550,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 561,550
0.2
250,000  Chile Government
International Bond,
2.550
%,
07/27/2033 214,375
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
EUR
170,000  European Union
NGEU,
2.500
%,
10/04/2052 $ 161,490
0.1
EUR
826,074  European Union
NGEU,
3.000
%,
03/04/2053 866,586
0.4
EUR
477,980
(2)
French Republic
Government Bond OAT,
3.000
%,
05/25/2054 480,305
0.2
200,000  Indonesia Government
International Bond,
5.650
%,
01/11/2053 217,875
0.1
204,000  Israel Government
International Bond 30Y,
5.750
%,
03/12/2054 194,629
0.1
JPY
91,600,000  Japan Government
Thirty Year Bond 82,
1.800
%,
03/20/2054 597,141
0.3
EUR
932,980
(2)
Kingdom of Belgium
Government Bond 98,
3.300
%,
06/22/2054 1,016,557
0.5
MXN
6,600,000  Mexican Bonos M,
7.750
%,
11/23/2034 300,524
0.1
MXN
4,500,000  Mexican Bonos M,
8.500
%,
03/01/2029 222,972
0.1
MXN
9,000,000  Mexican Bonos M,
8.500
%,
05/31/2029 446,086
0.2
660,000  Mexico Government
International Bond,
3.500
%,
02/12/2034 562,739
0.3
300,000  Mexico Government
International Bond,
4.600
%,
02/10/2048 242,021
0.1
250,000  Mexico Government
International Bond,
4.875
%,
05/19/2033 240,000
0.1
440,000  Mexico Government
International Bond,
6.350
%,
02/09/2035 462,000
0.2
200,000  Panama Government
International Bond,
3.298
%,
01/19/2033 167,350
0.1
200,000  Panama Government
International Bond,
4.500
%,
04/01/2056 144,339
0.1
200,000  Peruvian Government
International Bond,
2.783
%,
01/23/2031 179,000
0.1
53,000  Peruvian Government
International Bond,
3.300
%,
03/11/2041 42,011
0.0
200,000  Philippine Government
International Bond,
3.700
%,
02/02/2042 173,403
0.1
GBP
1,451,000  United Kingdom Gilt,
4.375
%,
07/31/2054 1,873,572
0.9
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
45,049  Uruguay Government
International Bond,
5.100
%,
06/18/2050 $ 45,027
0.0
Total Sovereign Bonds
(Cost $10,966,447)
10,924,579
5.1
COLLATERALIZED MORTGAGE OBLIGATIONS : 1.8%
251,222
(2)(4)
BRAVO Residential
Funding Trust 2023-
NQM3 A1, 4.850%,
09/25/2062 250,290
0.1
247,676
(2)(4)
CSMC Trust 2022-
NQM4 A1A, 4.819%,
06/25/2067 246,258
0.1
469,768
(2)(4)
CSMC Trust 2022-
NQM5 A1, 5.169%,
05/25/2067 468,454
0.2
315,427
(2)(4)
Ellington Financial
Mortgage Trust 2021-3
A1, 1.241%,
09/25/2066 264,384
0.1
795,461
(2)(4)
J.P. Morgan Mortgage
Trust 2022-INV3 A3B,
3.000%,
09/25/2052 697,593
0.3
137,063
(2)(4)
J.P. Morgan Mortgage
Trust 2023-DSC1 A1,
4.625%,
07/25/2063 134,481
0.1
950,559
(2)(4)
Mello Mortgage Capital
Acceptance 2022-INV2
A3, 3.000%,
04/25/2052 837,191
0.4
81,178
(2)(4)
PRKCM Trust 2022-
AFC2 A1, 5.335%,
08/25/2057 81,144
0.0
357,650
(2)(4)
SG Residential
Mortgage Trust 2021-1
A1, 1.160%,
07/25/2061 295,896
0.1
117,126
(2)(4)
SG Residential
Mortgage Trust 2022-2
A1, 5.353%,
08/25/2062 117,259
0.1
336,333
(2)(4)
Verus Securitization
Trust 2022-7 A1,
5.152%,
07/25/2067 335,194
0.2
88,815
(2)(4)
Verus Securitization
Trust 2022-INV2 A1,
6.790%,
10/25/2067 89,767
0.1
Total Collateralized
Mortgage Obligations
(Cost $3,897,755)
3,817,911
1.8
ASSET-BACKED SECURITIES : 1.5%
Other Asset-Backed Securities : 0.8%
401,000
(2)
AMSR Trust 2022-
SFR3 D, 4.000%,
10/17/2039 386,151
0.2
94,882
(2)
GoodLeap Sustainable
Home Solutions Trust
2022-1GS A, 2.700%,
01/20/2049 81,698
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
400,000
(2)
New Residential
Mortgage Loan Trust
2022-SFR2 D, 4.000%,
09/04/2039 $ 381,332
0.2
395,000
(2)
Progress Residential
Trust 2022-SFR6 D,
6.035%,
07/20/2039 398,812
0.2
525,000
(2)
Progress Residential
Trust 2022-SFR7 D,
5.500%,
10/27/2039 525,928
0.2
1,773,921
0.8
Student Loan Asset-Backed Securities : 0.7%
110,664
(2)
College Ave Student
Loans LLC 2021-B A2,
1.760%,
06/25/2052 99,325
0.1
91,701
(2)
Navient Student Loan
Trust 2019-BA A2A,
3.390%,
12/15/2059 89,667
0.0
433,834
(2)(4)
Nelnet Student Loan
Trust 2021-BA AFL,
5.855%, (TSFR1M +
0.894%),
04/20/2062 431,190
0.2
372,336
(4)
SLM Private Credit
Student Loan Trust
2005-A A4, 5.518%,
(TSFR3M + 0.572%),
12/15/2038 367,192
0.2
289,270
(2)
SMB Private Education
Loan Trust 2021-
D A1A, 1.340%,
03/17/2053 267,786
0.1
132,641
(2)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 130,704
0.1
1,385,864
0.7
Total Asset-Backed
Securities
(Cost $3,151,448)
3,159,785
1.5
PURCHASED OPTIONS
(6)
: 0.2%
Total Purchased
Options
(Cost $258,365)
374,907
0.2
Total Long-Term
Investments
(Cost $220,161,195)
216,083,935
101.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.2%
Mutual Funds : 1.2%
2,669,598
(7)
BlackRock Liquidity
Funds, FedFund ,
Institutional Class,
4.830%
(Cost $2,669,598) $ 2,669,598 1.2
Total Short-Term
Investments
(Cost $2,669,598)
$ 2,669,598
1.2
Total Investments in
Securities
(Cost $222,830,793) $ 218,753,533 102.2
Liabilities in Excess of
Other Assets
(4,654,581) (2.2)
Net Assets $ 214,098,952 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2024.
(5)
Represents or includes a TBA transaction.
(6)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(7)
Rate shown is the 7-day yield as of September 30, 2024.
Currency Abbreviations:
BRL Brazilian Real
EUR EU Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
U.S. Treasury Obligations $ — $ 107,776,240 $ — $ 107,776,240
Corporate Bonds/Notes — 50,301,554 200,000 50,501,554
U.S. Government Agency Obligations — 27,886,233 — 27,886,233
Commercial Mortgage-Backed Securities — 11,642,726 — 11,642,726
Sovereign Bonds — 10,924,579 — 10,924,579
Collateralized Mortgage Obligations — 3,817,911 — 3,817,911
Asset-Backed Securities — 3,159,785 — 3,159,785
Purchased Options 342,594 32,313 — 374,907
Short-Term Investments 2,669,598 — — 2,669,598
Total Investments, at fair value $ 3,012,192 $ 215,541,341 $ 200,000 $ 218,753,533
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps — 310,697 — 310,697
Centrally Cleared Interest Rate Swaps — 98,721 — 98,721
Forward Foreign Currency Contracts — 27,975 — 27,975
Futures 109,945 — — 109,945
Total Assets $ 3,122,137 $ 215,978,734 $ 200,000 $ 219,300,871
Liabilities Table
Other Financial Instruments
Centrally Cleared Credit Default Swaps $ — $ (1,046) $ — $ (1,046)
Centrally Cleared Inflation-Linked Swaps — (447,293) — (447,293)
Centrally Cleared Interest Rate Swaps — (104,266) — (104,266)
Forward Foreign Currency Contracts — (116,008) — (116,008)
Futures (47,932) — — (47,932)
OTC Credit Default Swaps — (29,766) — (29,766)
OTC interest rate swaps — (27,962) — (27,962)
Sales Commitments — (1,959,382) — (1,959,382)
Written Options (264,225) (44,102) — (308,327)
Total Liabilities $ (312,157) $ (2,729,825) $ — $ (3,041,982)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following forward foreign currency contracts were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 261,374 JPY 37,390,000 Bank of America N.A. 10/02/24 $ 1,224
USD 194 JPY 28,000 Bank of America N.A. 10/02/24 (1)
USD 1,512,108 BRL 8,567,422 Bank of America N.A. 12/18/24 (46,189)
JPY 84,385,000 USD 592,050 Barclays Bank PLC 10/02/24 (4,922)
USD 594,786 JPY 84,385,000 Barclays Bank PLC 11/05/24 4,665
USD 157,329 MXN 3,077,626 Barclays Bank PLC 12/18/24 2,908
USD 2,466,101 EUR 2,225,000 BNP Paribas 10/02/24 (10,662)
USD 34,646 EUR 31,001 BNP Paribas 11/04/24 86
USD 36,235 JPY 5,253,697 Citibank N.A. 10/02/24 (319)
USD 271,000 MXN 5,244,514 Citibank N.A. 12/18/24 7,854
BRL 1,821,843 USD 333,000 Citibank N.A. 12/18/24 (1,632)
MXN 5,292,088 USD 271,000 Citibank N.A. 12/18/24 (5,467)
USD 142,830 GBP 108,000 HSBC Bank PLC 10/02/24 (1,561)
USD 1,757,924 GBP 1,336,000 HSBC Bank PLC 10/02/24 (28,244)
GBP 25,043 USD 32,922 JPMorgan Chase Bank N.A. 10/02/24 559

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 84,157 EUR 75,929 JPMorgan Chase Bank N.A. 10/02/24 $ (363)
EUR 2,231,000 USD 2,489,447 Morgan Stanley 10/02/24 (6,005)
USD 2,492,850 EUR 2,231,000 Morgan Stanley 11/04/24 5,737
USD 148,201 MXN 2,914,168 Morgan Stanley 12/18/24 1,981
GBP 1,417,000 USD 1,897,432 The Bank of New York Mellon 10/02/24 (2,971)
USD 1,897,361 GBP 1,417,000 The Bank of New York Mellon 11/04/24 2,941
USD 25,660 EUR 23,000 UBS AG 11/04/24 20
MXN 3,063,105 USD 156,672 UBS AG 12/18/24 (2,980)
USD 820,127 JPY 118,068,000 Westpac Banking Corp. 10/02/24 (1,359)
JPY 75,494,000 USD 528,600 Westpac Banking Corp. 10/02/24 (3,333)
$ (88,033)
At September 30, 2024, the following futures contracts were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 10-Year Bond 18 12/16/24 $ 1,448,465 $ (17,251)
Euro-Bobl 5-Year 4 12/06/24 534,536 1,741
Euro-Bund 9 12/06/24 1,351,678 (115)
U.S. Treasury 2-Year Note 48 12/31/24 9,995,625 (18,286)
U.S. Treasury 5-Year Note 223 12/31/24 24,503,867 2,438
$ 37,834,171 $ (31,473)
Short Contracts:
3-month SOFR (1) 12/17/24 (238,175) 1,111
3-month SOFR (41) 03/17/26 (9,942,500) 7,570
Euro-Buxl 30-year German Government Bond (11) 12/06/24 (1,668,704) (20)
U.S. Treasury 10-Year Note (39) 12/19/24 (4,456,969) (12,260)
U.S. Treasury Long Bond (43) 12/19/24 (5,340,062) 22,769
U.S. Treasury Ultra 10-Year Note (151) 12/19/24 (17,862,828) 20,357
U.S. Treasury Ultra Long Bond (87) 12/19/24 (11,579,156) 53,959
$ (51,088,394) $ 93,486
At September 30, 2024, the following centrally cleared credit default swaps were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield Index, Series
43, Version 1 Sell 5.000 12/20/29 USD 3,795,472 $ 276,962 $ (1,046)
$ 276,962 $ (1,046)
(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i ) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
At September 30, 2024, the following over-the-counter credit default swaps were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
OTC Credit Default Swaps on Securities - Buy Protection
(1)
Counterparty
Reference Entity/
Obligation
(2)
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Bank of America N.A.
American Electric Power
Company Inc. Buy (1.000) 12/20/29 USD 481,000 $ (14,989) $ (13,968) $ (1,022)
Goldman Sachs
International American Express Co. Buy (1.000) 12/20/29 USD 250,000 (7,782) (7,510) (272)
Goldman Sachs
International Dominion Energy, Co. Buy (1.000) 12/20/29 USD 233,000 (6,995) (7,162) 168
$ (29,766) $ (28,640) $ (1,126)
(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i ) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At September 30, 2024, the following centrally cleared interest rate swaps were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 6-month EUR-EURIBOR Semi-Annual 2.441 % Annual 06/24/54 EUR 62,000 $ 2,372 $ 2,372
Pay 1-day Overnight Tokyo Average Rate Annual 0.853 Annual 03/11/34 JPY 34,090,000 54 54
Pay 1-day Overnight Tokyo Average Rate Annual 0.990 Annual 05/21/34 JPY 34,330,000 2,831 2,831
Pay 1-day Secured Overnight Financing Rate Annual 3.917 Annual 01/08/27 USD 8,300,000 90,797 90,796
Receive 6-month EUR-EURIBOR Semi-Annual 2.439 Annual 06/19/54 EUR 80,000 (3,016) (3,016)
Receive 6-month EUR-EURIBOR Semi-Annual 2.406 Annual 06/20/54 EUR 83,000 (2,486) (2,486)
Receive 6-month EUR-EURIBOR Semi-Annual 2.456 Annual 03/22/54 EUR 99,000 (4,028) (4,028)
Receive 6-month EUR-EURIBOR Semi-Annual 2.511 Annual 03/01/54 EUR 235,000 (12,459) (12,459)
Receive 6-month EUR-EURIBOR Semi-Annual 2.513 Annual 02/20/54 EUR 251,000 (13,441) (13,441)
Receive 6-month EUR-EURIBOR Semi-Annual 2.543 Annual 04/22/54 EUR 382,000 (23,676) (22,846)
Receive 6-month EUR-EURIBOR Semi-Annual 2.490 Annual 02/19/54 EUR 460,350 (22,149) (22,149)
Receive 6-month EUR-EURIBOR Semi-Annual 2.506 Annual 02/20/54 EUR 460,350 (23,841) (23,841)
Receive 1-day Overnight Tokyo Average Rate Annual 0.270 Annual 03/11/26 JPY 162,320,000 2,279 2,279
Receive 1-day Overnight Tokyo Average Rate Annual 0.408 Annual 05/21/26 JPY 163,110,000 389 389
$ (6,374) $ (5,545)
At September 30, 2024, the following OTC interest rate swaps were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency Counterparty
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
1-day Secured
Overnight Financing
Rate Annual
Goldman Sachs
International 3.838% Annual 10/01/34 USD 655,000 $ (27,962) $ — $ (27,962)
$ (27,962) $ — $ (27,962)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
At September 30, 2024, the following centrally cleared inflation-linked swaps were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay U.K. Retail Price Index
At Termination
Date 3.750%
At Termination
Date 08/15/29 GBP 650,000 $ 1,937 $ 1,930
Pay U.K. Retail Price Index
At Termination
Date 3.450
At Termination
Date 09/15/34 GBP 340,000 (1,395) (1,251)
Pay U.K. Retail Price Index
At Termination
Date 3.100
At Termination
Date 09/15/54 GBP 329,000 (8,474) (8,007)
Receive
Eurostat Eurozone HICP ex Tobacco NSA
(CPTFEMU)
At Termination
Date 1.869
At Termination
Date 08/15/29 EUR 720,000 (3,849) (4,993)
Receive
Eurostat Eurozone HICP ex Tobacco NSA
(CPTFEMU)
At Termination
Date 1.929
At Termination
Date 08/15/29 EUR 795,000 (6,850) (7,005)
Receive U.K. Retail Price Index
At Termination
Date 3.690
At Termination
Date 09/15/29 GBP 340,000 423 453
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.315
At Termination
Date 11/14/25 USD 1,000,000 (432) (432)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.197
At Termination
Date 12/19/25 USD 1,000,000 1,761 1,761
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.129
At Termination
Date 01/09/26 USD 810,000 3,024 3,024
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.089
At Termination
Date 01/10/26 USD 1,615,000 7,104 7,104
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.240
At Termination
Date 01/15/26 USD 10,650,000 19,306 (4,056)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.526
At Termination
Date 04/08/26 USD 4,000,000 (7,676) (7,676)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.590
At Termination
Date 05/02/26 USD 2,105,000 (16,300) (16,300)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.270
At Termination
Date 06/24/26 USD 5,400,000 (34,760) (34,760)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.310
At Termination
Date 10/15/26 USD 7,000,000 16,444 5,218
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.925
At Termination
Date 02/02/27 USD 3,400,000 94,206 94,206
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.000
At Termination
Date 02/25/27 USD 4,740,000 97,547 97,547
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.290
At Termination
Date 03/07/27 USD 2,200,000 8,563 8,563
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.646
At Termination
Date 05/04/27 USD 2,500,000 (64,223) (64,222)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.903
At Termination
Date 07/05/27 USD 2,025,000 3,036 3,036
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.305
At Termination
Date 08/02/27 USD 2,700,000 (7,768) (8,084)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.003
At Termination
Date 08/07/27 USD 1,450,000 8,694 8,694
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.765
At Termination
Date 09/23/27 USD 485,000 (4,969) (4,969)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.310
At Termination
Date 10/15/27 USD 3,600,000 10,212 7,628
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.607
At Termination
Date 12/12/27 USD 3,045,000 (5,682) (5,682)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.613
At Termination
Date 12/12/27 USD 1,295,000 (2,805) (2,805)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.304
At Termination
Date 01/30/28 USD 1,560,000 4,049 4,049
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.440
At Termination
Date 01/30/28 USD 2,300,000 9,739 19,970
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.396
At Termination
Date 02/20/28 USD 1,700,000 (775) (775)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.432
At Termination
Date 02/21/28 USD 910,000 (1,585) (1,585)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.443
At Termination
Date 03/08/28 USD 1,150,000 (2,766) (2,766)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.401
At Termination
Date 03/12/28 USD 1,150,000 (1,139) (1,139)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.496
At Termination
Date 05/08/28 USD 1,150,000 (9,473) (9,473)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.348%
At Termination
Date 05/15/28 USD 1,000,000 $ 6,195 $ 6,195
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.374
At Termination
Date 06/20/28 USD 1,150,000 (6,023) (6,023)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.345
At Termination
Date 08/02/28 USD 1,800,000 (5,507) (4,551)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.624
At Termination
Date 08/02/28 USD 1,670,000 (13,182) (13,182)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.275
At Termination
Date 08/28/28 USD 570,000 513 513
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.650
At Termination
Date 10/20/28 USD 2,250,000 (28,267) (23,319)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.583
At Termination
Date 11/02/28 USD 4,000,000 (41,340) (41,340)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.329
At Termination
Date 01/15/29 USD 2,115,000 4,928 4,928
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.386
At Termination
Date 02/02/29 USD 1,850,000 615 3,398
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.506
At Termination
Date 03/25/29 USD 370,000 (2,295) (2,242)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.563
At Termination
Date 05/07/29 USD 1,135,000 (13,309) (13,471)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.502
At Termination
Date 05/20/29 USD 1,400,000 (13,342) (13,342)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.890
At Termination
Date 08/02/29 USD 2,100,000 (31,001) (36,393)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.325
At Termination
Date 08/05/29 USD 1,700,000 (1,675) (1,675)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.207
At Termination
Date 08/07/29 USD 3,050,000 14,094 14,094
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.583
At Termination
Date 11/03/29 USD 935,000 (10,878) (10,878)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.480
At Termination
Date 01/30/30 USD 1,200,000 1,934 9,449
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.524
At Termination
Date 03/30/30 USD 2,500,000 (7,002) (7,002)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.087
At Termination
Date 04/08/30 USD 550,000 (6,286) (6,286)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.535
At Termination
Date 10/11/30 USD 2,240,000 (18,033) (18,033)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.633
At Termination
Date 11/02/30 USD 1,200,000 (19,747) (19,747)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.593
At Termination
Date 11/06/30 USD 1,200,000 (16,589) (16,589)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.482
At Termination
Date 11/17/30 USD 1,150,000 (7,838) (7,838)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.430
At Termination
Date 02/02/31 USD 900,000 (1,637) (1,860)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.550
At Termination
Date 05/07/49 USD 280,000 (10,775) (10,775)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.468
At Termination
Date 07/15/49 USD 290,000 (6,767) (6,767)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.310
At Termination
Date 08/23/49 USD 290,000 2,268 2,268
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.302
At Termination
Date 09/10/54 USD 118,500 1,474 1,474
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.306
At Termination
Date 09/10/54 USD 118,488 1,370 1,370
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.283
At Termination
Date 09/11/54 USD 118,506 1,977 1,977
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.288
At Termination
Date 09/11/54 USD 118,506 1,848 1,848
$ (119,153) $ (136,596)
At September 30, 2024, the following purchased exchange-traded options were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts Notional Amount Cost Fair Value
3-month SOFRRATE
Put 10/11/24 96.94 USD 361 USD 85,534,438 $ 76,296 $ 78,969

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Description Put/Call
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
3-month SOFRRATE
Call 11/15/24 95.25 USD 111 USD 26,300,063 $ 39,073 $ 197,025
3-month SOFRRATE
Call 11/15/24 95.75 USD 111 USD 26,300,062 15,486 66,600
$ 130,855 $ 342,594
At September 30, 2024, the following exchange-traded written options were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
3-month SOFRRATE
Put 10/11/24 96.56 USD 328 USD 77,715,500 $ 7,549 $ (6,150)
3-month SOFRRATE
Call 11/15/24 95.50 USD 222 USD 52,600,125 43,954 (258,075)
$ 51,503 $ (264,225)
At September 30, 2024, the following OTC purchased foreign currency options were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call USD vs. Put CNH Bank of America N.A. 03/06/26 7.750 USD 5,978,000 $ 43,639 $ 28,309
$ 43,639 $ 28,309
At September 30, 2024, the following OTC purchased interest rate swaptions were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Put on 10-Year Interest
Rate Swap
(1)
Goldman Sachs
& Co. Pay 4.430%
1-day Secured Overnight
Financing Rate 10/17/24 USD 1,286,000 $ 19,017 $ —
Put on 10-Year Interest
Rate Swap
(1)
Goldman Sachs
& Co. Pay 4.430%
1-day Secured Overnight
Financing Rate 10/17/24 USD 2,572,000 41,581 —
Put on 30-Year Interest
Rate Swap
(1)
Citibank N.A. Pay 3.393%
1-day Secured Overnight
Financing Rate 12/18/24 USD 1,134,000 23,273 4,004
$ 83,871 $ 4,004
At September 30, 2024, the following OTC written interest rate swaptions were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Pay 2.760%
1-day Secured Overnight
Financing Rate 03/28/25 USD 1,351,000 $ 11,031 $ (9,828)
Call on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Pay 2.760%
1-day Secured Overnight
Financing Rate 04/02/25 USD 1,301,500 10,520 (10,520)
Put on 10-Year Interest
Rate Swap
(2)
JPMorgan Chase
Bank N.A. Receive 3.760%
1-day Secured Overnight
Financing Rate 03/28/25 USD 1,351,000 11,835 (12,214)
Put on 10-Year Interest
Rate Swap
(2)
JPMorgan Chase
Bank N.A. Receive 3.760%
1-day Secured Overnight
Financing Rate 04/02/25 USD 1,301,500 11,540 (11,540)
Put on 1-Year Interest
Rate Swap
(2)
Goldman Sachs
& Co. Receive 5.100%
1-day Secured Overnight
Financing Rate 10/17/24 USD 21,608,000 37,985 —
Put on 1-Year Interest
Rate Swap
(2)
Goldman Sachs
& Co. Receive 5.100%
1-day Secured Overnight
Financing Rate 10/17/24 USD 10,804,000 17,744 —
$ 100,655 $ (44,102)
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
The following sales commitments were held by the VY
®
BlackRock Inflation Protected Bond Portfolio at September 30, 2024:
Principal Amount Description
Contractual
Settlement Date Fair Value
$ (161,000) Uniform Mortgage-Backed Securities, 1.500%, due 10/01/39 10/17/24 $ (143,728)
(352,000) Uniform Mortgage-Backed Securities, 2.000%, due 10/01/39 10/17/24 (322,103)
(474,290) Uniform Mortgage-Backed Securities, 2.000%, due 10/01/54 10/15/24 (392,178)
(187,000) Uniform Mortgage-Backed Securities, 2.500%, due 10/01/39 10/17/24 (175,327)
(179,600) Uniform Mortgage-Backed Securities, 2.500%, due 10/01/54 10/15/24 (155,052)
(79,000) Uniform Mortgage-Backed Securities, 3.000%, due 10/01/39 10/17/24 (75,781)
(256,000) Uniform Mortgage-Backed Securities, 3.000%, due 10/01/54 10/15/24 (229,800)
(47,000) Uniform Mortgage-Backed Securities, 3.500%, due 10/01/39 10/17/24 (46,013)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal Amount Description
Contractual
Settlement Date Fair Value
$ (59,000) Uniform Mortgage-Backed Securities, 3.500%, due 10/01/54 10/15/24 $ (54,948)
(278,700) Uniform Mortgage-Backed Securities, 4.000%, due 11/15/54 11/14/24 (267,903)
(98,200) Uniform Mortgage-Backed Securities, 4.500%, due 10/01/54 10/15/24 (96,549)
Total Sales Commitments
Proceeds receivable $(1,970,753) $ (1,959,382)
Currency Abbreviations:
BRL
—
Brazilian Real
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
MXN
—
Mexican Peso
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 3,425,269
Gross Unrealized Depreciation (7,502,531)
Net Unrealized Depreciation $ (4,077,262)